Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES

NOTE 6 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30,	December 31,
	2025	2024
	(Successor)	(Successor)
Employee-related liabilities	$4,415	$244,302
Accrued franchise taxes	78,448	78,448
Accrued legal expenses	40,000	593,825
Penalty for late S-1 filing and effectiveness	55,000	55,000
Accrued clinical expenses	87,099	-
Accrued consulting, professional services and other	75,729	941,600
	$340,691	$1,913,175

NOTE 6 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Employee-related liabilities	$244,302	$68,697
Accrued franchise taxes	78,448	-
Accrued legal expenses	593,825	46,466
Accrued interest	-	27,637
Penalty for late S-1 filing and effectiveness	55,000	-
Accrued consulting and professional services	941,600	-
Other accrued expenses	-	1,833
	$1,913,175	$144,633